STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000,000	20,000,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares issued	10,551,957,534	8,100,117,720
Outstanding stock options	0	0
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	88,335	88,335
Preferred stock, shares outstanding	88,335	88,335